Summary of Significant Accounting Policies (Additional Information) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Revenues From External Customers			36.00%	27.00%
Maximum Percentage Of Revenues From Foreign Countries			10.00%
Advertising Expense			$ 231,552	$ 253,815
Stock Options	201,671	139,926	159,272	172,233
Asset Impairment Charges			73,423	64,703
Advertisement Expenses From Discontinued Operation				$ 4,500
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			17.00%	11.00%
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			79.00%	0.00%
M100 Smart Glass
Summary Of Significant Accounting Policies [Line Items]
Best Selling Price Per Unit			25
Minimum
Summary Of Significant Accounting Policies [Line Items]
Extended Product Warranty Period			12 months
Finite-Lived Intangible Assets, Remaining Amortization Period			3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Extended Product Warranty Period			24 months
Trademarks and Patents
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			15 years
Minority Stockholder | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			0.00%	10.00%